Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025
Supplement to Prospectus [Text Block]	Victory Pioneer Bond Fund
(the “Fund”)Supplement dated February 6, 2026
to the Prospectus dated November 1, 2025,
as in effect and as may be amended from time to timeThe following replaces similar information under the heading “Principal Investment Strategy” in the section titled “Fund Summary”:The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.